SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020
Operating Segments [Abstract]
Profit / (loss) before tax	$ 238	$ (565)	[1]	$ 655	$ (175)	[1],[2]
Depreciation	391	352	[1]	1,143	1,086	[1]
Amortization	81	75	[1]	222	235	[1]
Impairment (loss) / reversal	0	790	[1]	5	791	[1]
Gain / (loss) on disposal of non-current assets	4	5	[1]	8	16	[1]
Finance costs	186	174	[1]	507	560	[1]
Finance income	(5)	(5)	[1]	(10)	(20)	[1]
Other non-operating gain / (loss)	(17)	0	[1]	(24)	(101)	[1]
Net foreign exchange (gain) / loss	11	(7)	[1]	(1)	11	[1],[2]
Total Adjusted EBITDA	$ 889	$ 819		$ 2,505	$ 2,403

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)
[2]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)